The Company You Keep®	New York Life Insurance Company 51 Madison Avenue New York, NY 10010
Tel: (212) 576-4958 E-mail: trina_sandoval@newyorklife.com

Trina Sandoval Associate General Counsel

VIA EDGAR

February 7, 2019

David L. Orlic, Esq.

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	New York Life Insurance and Annuity Corporation (“NYLIAC”)

NYLIAC Variable Annuity Separate Account – III

Form N-4 Registration Statement

Pre-Effective Amendment No. 1 under the Securities Act (File No. 333-228039) and

Amendment No. 190 under the 1940 Act (File No. 811-08904)

Mr. Orlic:

On behalf of NYLIAC Variable Annuity Separate Account – III (the “Registrant”), a separate account established by NYLIAC, we hereby electronically file on Form N-4, Pre-Effective Amendment No. 1 to the above-captioned registration statement (“Registration Statement”) under the Securities Act of 1933 (“Securities Act”) and Amendment No. 190 to the Registration Statement under the Investment Company Act of 1940 (collectively, the “Amendment”).

The Registrant is filing the Amendment to:

•	reflect changes to the Registration Statement in response to the Commission staff’s (the “Staff”) comments as described in a December 26, 2018 letter from the Staff; and

•	make the additional changes to the Registration Statement as described in a February 7, 2019 letter to the Staff.

The Registrant represents that the Amendment effects no other material changes to the Registration Statement.

All changes will be effective as of May 1, 2019. We expect to make further updating changes to fund fees and other financial information, to reflect Staff comments to this Amendment and include all financial statements in a subsequent pre-effective amendment.

If you have any comments or questions, please feel free to contact me at (212) 576-4958.

Sincerely,

/s/ Trina Sandoval
Trina Sandoval
Associate General Counsel